EQUITY - Stock warrants activities (Details) - Warrant	6 Months Ended
Apr. 30, 2022 USD ($) $ / shares shares
Number of Warrants
Outstanding at October 31, 2021 | shares	3,545,000
Granted | shares	0
Exercised | shares	0
Outstanding at April 30, 2022 | shares	3,545,000
Warrants exercisable at April 30, 2022 | shares	3,545,000
Weighted Average Exercise Price
Outstanding at October 31, 2021 | $ / shares	$ 7.77
Granted | $ / shares	0
Exercised | $ / shares	0
Outstanding at April 30, 2022 | $ / shares	7.77
Warrants exercisable at April 30, 2022 | $ / shares	$ 7.77
Intrinsic value | $	$ 0